Reorganization, Share Split and Acquisitions (Acquisition of Doyo, Narrative) (Details) (Doyo [Member], USD $)	Dec. 31, 2013	Nov. 29, 2013	Nov. 26, 2013
Business Acquisition [Line Items]
Fixed cash consideration		$ 6,521,000	$ 6,500,000
Contingent consideration, maximum			7,300,000
Registered capital	$ 1,600,000
Guanyou Gamespace [Member]
Business Acquisition [Line Items]
Percentage of interest held by Guanyou Gamespace	100.00%